Statements of Cash Flows (Southwestern Montana Financial Center, Inc.) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,734,815)
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	404,995
Change in operating assets and liabilities:
Net cash used in operating activities	(115,743)
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchase of property and equipment	(562,327)
Net cash used in investing activities	(11,879,567)
CASH FLOWS USED IN FINANCING ACTIVITIES:
Net cash provided by financing activities	12,455,546
Net increase in cash and restricted cash	460,236
Cash and restricted cash at beginning of year	101,206	$ 101,206
Cash and restricted cash at end of year	561,442	491,585	$ 101,206
SUPPLEMENTAL DISCLOSURE OF CASH AND NON-CASH TRANSACTIONS:
Cash paid for interest	90,580
Southwestern Montana Financial Center, Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)			80,471	$ 37,265
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			30,311	27,815
Loss on sale of equipment				9,400
Change in operating assets and liabilities:
Accounts payable and accrued expenses			(13,514)	22,244
Net cash used in operating activities			97,268	96,724
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchase of property and equipment				(86,492)
Proceeds from sale of property and equipment				33,001
Net cash used in investing activities				(53,491)
CASH FLOWS USED IN FINANCING ACTIVITIES:
Payment of stockholder distributions			(58,906)	(60,425)
Proceeds from issuance of notes payable				86,252
Payment of notes payable			(38,300)	(68,883)
Net cash provided by financing activities			(97,206)	(43,056)
Net increase in cash and restricted cash			62	177
Cash and restricted cash at beginning of year	$ 284	$ 284	222	45
Cash and restricted cash at end of year			284	222
SUPPLEMENTAL DISCLOSURE OF CASH AND NON-CASH TRANSACTIONS:
Cash paid for interest			$ 6,928	$ 3,650